INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2019	2018
	$	$
Raw materials, parts and supplies	1,414	1,105
Finished products	1,232	2,064

	2,646	3,169